Organization and nature of operations (Details) - USD ($) $ in Billions		9 Months Ended	12 Months Ended
	May 16, 2022	Sep. 30, 2022	Dec. 31, 2021
Nature of operations
Term of the partnership		9 years	8 years
Investment term		3 years
Extension term of investment		1 year
Harvest period		4 years	3 years
Extension of harvest period		1 year
Additional term for for dissolution and liquidation of partnership		1 year
Business Combination Agreement
Nature of operations
Amount paid to acquire interest in oil and natural gas property	$ 1.3